PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	At December 31,
	2011	2012

Prepaid expenses	$555	$274
Value added tax refundable	881	3,377
Interest receivables	86	350
Others	153	287
	$1,675	$4,288